Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
27. Commitments and Contingencies Disclosure
Commitments and Contingencies
27.

COMMITMENTS AND CONTINGENCIES
Commitments
As at December 31, 2021, contractual commitments (excluding

pensions and other post-retirement
obligations, long-term debt and asset retirement obligations) for each of the next five years and in
aggregate thereafter consisted of the following:
millions of Canadian dollars 2022 2023 2024 2025 2026 Thereafter Total
Transportation
(1)
$

563 $

437 $

372 $

323 $

297 $

2,627 $

4,619
Purchased power
(2)

231

227

244

242

235

1,967

3,146
Fuel, gas supply and storage

694

104

45

40

25 -

908
Capital Projects

359

93 3 1 1 -

457
Long-term service agreements
(3)

49

66

47

32

26

83

303
Equity investment commitments
(4)

240 - - - - -

240
Leases and other
(5)

15

14

14

12 4

116

175
Demand side management

44 1 1 - - -

46
$

2,195 $

942 $

726 $

650 $

588 $

4,793 $

9,894
(1)

Purchasing commitments for transportation of

fuel and transportation capacity on various pipelines. Includes a commitment of
$ 142

million related to a gas transportation contract between

PGS and SeaCoast through 2040.
(2)

Annual requirement to purchase electricity

production from IPPs or other utilities over

varying contract lengths.
(3)

Maintenance of certain generating equipment,

services related to a generation facility and

wind operating agreements,
outsourced management of computer and communication

infrastructure and vegetation management.
(4)

Emera has a commitment to make equity

contributions to the LIL.

(5)

Includes operating lease agreements for buildings,

land, telecommunications services and rail cars, transmission rights and
investment commitments.
NSPI has a contractual obligation to pay NSPML for the

use of the Maritime Link over approximately
38
years

from its January 15, 2018 in-service date. As part of NSPI’s

2020 through 2022 fuel stability plan,
rates have been set to include $ 164

million and $
162

million for 2021 and 2022, respectively.

The timing
and amounts payable to NSPML for the remainder of

the
38 -year commitment period are subject to
UARB approval. Any difference between the amounts

included in the NSPI fuel stability plan and those
approved by the UARB through the NSPML interim assessment

application will be addressed through the
FAM. On August 9, 2021,

NSPML filed a final capital cost application with the UARB

seeking approval to
recover capital costs associated with the Maritime Link

and approval of NSPML’s

2022 assessment.

In
December 2021, NSPML obtained an interim decision

from the UARB approving interim rates beginning
January 1, 2022, until receipt of the UARB’s

decision on the application. On February 9, 2022, the UARB
issued its decision relating to the Maritime Link Project,

approving NSPML’s

requested rate base of
approximately $ 1.8

billion less costs that would not otherwise have been recoverable if incurred by NSPI.
For further information on the UARB decision, refer to

note
7 .
Once Muskrat Falls and LIL have achieved full power,

the commercial agreements between Emera and
Nalcor require true ups to finalize the respective investment obligations of the parties relating to the
Maritime Link and LIL.
Emera has committed to obtain certain transmission rights

for Nalcor, if requested,

to enable it to transmit
energy which is not otherwise used in Newfoundland and Labrador or Nova Scotia. Nalcor has the right to
transmit this energy from Nova Scotia to New England

energy markets effective August 15, 2021, the
date the NS Block commenced, and continuing for 50 years . As transmission rights are contracted, the obligations are included within “Leases and other” in the

above table.
Legal Proceedings
TECO Guatemala Holdings (“TGH”)
Prior to Emera’s acquisition of TECO Energy in 2016,

TGH, a wholly owned subsidiary of TECO Energy,
divested of its indirect investment in the Guatemala electricity sector, but retained certain claims

against
the Republic of Guatemala (“Guatemala”). In 2013, TGH

asserted an arbitration claim against Guatemala
with the International Centre for the Settlement of Investment

Disputes (“ICSID”) under the Dominican
Republic Central America – United States Free Trade

Agreement. The arbitration concerned TGH’s
allegation that Guatemala unfairly set the distribution tariff for a local distribution company which harmed
TGH’s investment in that company.

A tribunal established by the ICSID ruled in favour of TGH

(the “First
Award”) and in November 2020, Guatemala made

a payment of approximately $
38

million USD in full and
final satisfaction of the First Award.

On September 23, 2016, TGH had filed a request for resubmission to arbitration seeking damages in
addition to those awarded in the First Award. On

May 13, 2020, an ICSID tribunal awarded TGH
additional damages and costs against Guatemala of more than

$
35

million USD plus interest (the
“Second Award”). TGH subsequently requested a reconsideration of the interest quantum awarded in
connection with this Second Award. On October

16, 2020, the tribunal granted TGH’s request

for
additional interest. The additional amount is approximately $ 2 million USD. On February 12, 2021,
Guatemala filed an application for annulment of the Second

Award with ICSID. On March 31, 2021, ICSID
constituted an ad hoc Committee to oversee the annulment proceeding.

On May 17, 2021, the ad hoc
Committee issued (i) a decision continuing the stay of

enforcement of the Second Award until the
committee renders its decision on Guatemala’s

application for annulment and (ii) an order with dates for
briefings on the annulment and a hearing commencing July 27,

2022.

Guatemala filed its Memorial on
Annulment on August 25, 2021.

TGH’s Counter-Memorial on Annulment was filed

on December 8, 2021.

To

date, the total of the Second Award, with interest,

is approximately $
62

million USD. Results to date
do not reflect any benefit of the Second Award.
Superfund and Former Manufactured Gas Plant Sites
TEC, through its Tampa

Electric and PGS divisions, is a potentially responsible

party (“PRP”) for certain
superfund sites and, through its PGS division, for certain former manufactured gas plant sites. While the
joint and several liability associated with these sites presents the potential for significant response costs,
as at December 31, 2021, TEC has estimated its financial

liability to be $
18

million ($
14

million USD),
primarily at PGS. This estimate assumes that other involved

PRPs are credit-worthy entities. This amount
has been accrued and is primarily reflected in the long-term liability section under “Other long-term
liabilities” on the Consolidated Balance Sheets. The environmental remediation costs associated with
these sites are expected to be paid over many years.

The estimated amounts represent only the portion of the cleanup costs attributable to TEC. The estimates
to perform the work are based on TEC’s experience

with similar work, adjusted for site-specific conditions
and agreements with the respective governmental agencies.

The estimates are made in current dollars,
are not discounted and do not assume any insurance

recoveries.

In instances where other PRPs are involved, most of those

PRPs are believed to be currently credit-
worthy and are likely to continue to be credit-worthy for

the duration of the remediation work. However,

in
those instances that they are not, TEC could be liable for

more than TEC’s actual percentage of the
remediation costs. Other factors that could impact these

estimates include additional testing and
investigation which could expand the scope of the cleanup activities,

additional liability that might arise
from the cleanup activities themselves or changes in

laws or regulations that could require additional
remediation. Under current regulations, these costs are recoverable through customer rates established
in base rate proceedings.
Other Legal Proceedings
Emera and its subsidiaries may,

from time to time, be involved in other legal proceedings,

claims and
litigation that arise in the ordinary course of business

which the Company believes would not reasonably
be expected to have a material adverse effect on the

financial condition of the Company.
Principal Financial Risks and Uncertainties
Emera believes the following principal financial risks could materially affect the Company in the normal
course of business. Risks associated with derivative instruments and fair value measurements are
discussed in note 15 and note 16.

Sound risk management is an essential discipline for running the business efficiently and pursuing the
Company’s strategy successfully.

Emera has a business-wide risk management process, monitored by
the Board of Directors, to ensure a consistent and coherent

approach to risk management. The Board of
Directors established a Risk and Sustainability Committee (‘RSC”)

in September 2021. The mandate of
the RSC is to assist the Board in carrying out its risk and

sustainability oversight responsibilities and
includes oversight of the Company’s Enterprise Risk

Management framework, including the identification,
assessment, monitoring and management

of enterprise risks.
Public Health Risk
An outbreak of infectious disease, a pandemic or a similar

public health threat, such as the COVID-19
pandemic, or a fear of any of the foregoing, could adversely impact the Company,

including causing
operating, supply chain and project development delays

and disruptions, labour shortages and shutdowns
(including as a result of government regulation and

prevention measures), which could have a negative
impact on the Company’s operations.
Any adverse changes in general economic and market conditions arising as a result of a public health
threat could negatively impact demand for electricity and natural gas, revenue, operating costs, timing
and extent of capital investments, results of financing

efforts, or credit risk and counterparty risk;

which
could result in a material adverse

effect on the Company’s business. The

Company maintains pandemic
and business contingency plans in each of its operations

to manage and help mitigate the impact of any
such public health threat.
Foreign Exchange Risk

The Company is exposed to foreign currency exchange rate changes.

Emera operates internationally,
with an increasing amount of the Company’s net income

earned outside of Canada. As such, Emera is
exposed to movements in exchange rates between the

Canadian dollar and, particularly,

the US dollar,
which could positively or adversely affect results.

Consistent with the Company’s risk management

policies, Emera manages currency risks through
matching US denominated debt to finance its US operations

and may use foreign currency derivative
instruments to hedge specific transactions and earnings

exposure. The Company may enter foreign
exchange forward and swap contracts to limit exposure on certain foreign currency transactions such as
fuel purchases, revenue streams and capital investment

s, and on net income earned outside of Canada.
The regulatory framework for the Company’s rate

-regulated subsidiaries permits the recovery of prudently
incurred costs, including foreign exchange.
The Company does not utilize derivative financial instruments for foreign currency trading or speculative
purposes or to hedge the value of its investments in foreign subsidiaries.

Exchange gains and losses on
net investments in foreign subsidiaries do not impact net income as they are reported in AOCI.
Liquidity and Capital Market Risk
Liquidity risk relates to Emera’s ability to ensure sufficient funds are available to meet its financial
obligations. Emera manages this risk by forecasting cash

requirements on a continuous basis to
determine whether sufficient funds are available.

Liquidity and capital needs could be financed through
internally generated cash flows, asset sales, short-term credit facilities, and ongoing access to capital
markets. The Company reasonably expects liquidity sources

to exceed capital needs.
Emera’s access to capital and cost of borrowing

is subject to several risk factors, including financial
market conditions, market disruptions, and ratings assigned

by credit rating agencies. Disruptions in
capital markets could prevent Emera from issuing new

securities or cause the Company to issue
securities with less than preferred terms and conditions.

Emera’s growth plan requires significant capital
investments in property,

plant and equipment and the risk associated with changes

in interest rates could
have an adverse effect on the cost of financing. The

Company’s future access to capital and cost

of
borrowing may be impacted by various market disruptions. The inability to access cost-effective capital
could have a material impact on Emera’s ability

to fund its growth plan.

Emera is subject to financial risk associated with changes

in its credit ratings. There are a number of
factors that rating agencies evaluate to determine credit

ratings, including the Company’s business

and
regulatory framework, the ability to recover costs and earn

returns, diversification, leverage, liquidity and
increased exposure to climate change-related impacts, including increased frequency and severity of
hurricanes and other severe weather events. A decrease

in a credit rating could result in higher interest
rates in future financings, increased borrowing costs under

certain existing credit facilities, limit access to
the commercial paper market or limit the availability of

adequate credit support for subsidiary operations.
For certain derivative instruments, if the credit ratings of the

Company were reduced below investment
grade, the full value of the net liability of these positions could be required to be posted as collateral.
Emera manages these risks by actively monitoring and managing key financial metrics with the objective
of sustaining investment grade credit ratings.
The Company has exposure to its own common share

price through the issuance of various forms of
stock-based compensation, which affect earnings

through revaluation of the outstanding units every
period. The Company uses equity derivatives to reduce

the earnings volatility derived from stock-based
compensation.
Interest Rate Risk
Emera utilizes a combination of fixed and floating rate debt financing for operations and capital
investments, resulting in an exposure to interest rate risk.

Emera seeks to manage interest rate risk
through a portfolio approach that includes the use of fixed

and floating rate debt with staggered
maturities. The Company will, from time to time, issue long-term debt or enter interest rate hedging
contracts to limit its exposure to fluctuations in floating

interest rate debt.

For Emera’s regulated subsidiaries, the cost of

debt is a component of rates and prudently incurred debt
costs are recovered from customers. Regulatory ROE

will generally follow the direction of interest rates,
such that regulatory ROE’s are likely to fall in

times of reducing interest rates and rise in times of
increasing interest rates, albeit not directly and generally with a lag period reflecting the regulatory
process. Rising interest rates may also negatively affect

the economic viability of project development
and acquisition initiatives.
Commodity Price Risk
The Company’s utility fuel supply is subject to

commodity price risk. In addition, Emera Energy is subject
to commodity price risk through its portfolio of commodity

contracts and arrangements.
The Company manages this risk through established

processes and practices to identify,

monitor, report
and mitigate these risks. The Company’s commercial

arrangements, including the combination of supply
and purchase agreements, asset management agreements,

pipeline transportation agreements and
financial hedging instruments are all used to manage and

mitigate this risk. In addition, its credit policies,
counterparty credit assessments, market and credit position

reporting, and other risk management and
reporting practices, are also used to manage and mitigate

this risk.
Regulated Utilities
A large portion of the Company’s utility fuel supply comes

from international suppliers and therefore may
be exposed to broader global conditions, which may include

impacts on delivery reliability and price,
despite contracted terms. The Company seeks to manage this

risk using financial hedging instruments
and physical contracts and through contractual protectio

n

with counterparties, where applicable.

The majority of Emera’s regulated electric and gas

utilities have adopted and implemented fuel
adjustment mechanisms and purchased gas adjusted

mechanisms respectively,

which has further helped
manage commodity price risk, as the regulatory framework

for the Company’s rate-regulated subsidiaries
permits the recovery of prudently incurred fuel and gas

costs.
Emera Energy Marketing and Trading
Emera Energy has employed further measures to manage

commodity risk. The majority of Emera
Energy’s portfolio of electricity and gas marketing

and trading contracts and, in particular,

its natural gas
asset management arrangements, are contracted on a

back-to-back basis, avoiding any material long or
short commodity positions. However,

the portfolio is subject to commodity price risk,

particularly with
respect to basis point differentials between relevant

markets, in the event of an operational issue or
counterparty default.
To

measure commodity price risk exposure, Emera Energy employs

a number of controls and processes,
including an estimated value-at-risk (“VaR”)

analysis of its exposures. The VaR

amount represents an
estimate of the potential change in fair value that could

occur from changes in Emera Energy’s portfolio

or
changes in market factors within a given confidence level, if an instrument or portfolio is held for a
specified time period. The VaR

calculation is used to quantify exposure to market

risk associated with
physical commodities, primarily natural gas and power

positions.
Income Tax Risk
The computation of the Company’s provision for

income taxes is impacted by changes in tax legislation

in
Canada, the United States and the Caribbean. Any such

changes could affect the Company’s

future
earnings, cash flows, and financial position. The value

of Emera’s existing deferred tax assets and
liabilities are determined by existing tax laws and could

be negatively impacted by changes in laws.
Emera monitors the status of existing tax laws to ensure

that changes impacting the Company are
appropriately reflected in the Company’s tax compliance

filings and financial results.
Guarantees and Letters of Credit
Emera has guarantees and letters of credit on behalf of third parties outstanding. The following significant
guarantees and letters of credit are not included within

the Consolidated Balance Sheets as at December
31, 2021:
TECO Energy has issued a guarantee in connection with

SeaCoast’s performance of obligations

under a
gas transportation precedent agreement. The guarantee is for a maximum potential amount of $
45

million
USD if SeaCoast fails to pay or perform under the contract.

The guarantee expires five years after the
gas transportation precedent agreement termination date, which was terminated on January 1, 2022. In
the event that TECO Energy’s and Emera’s

long-term senior unsecured credit ratings are downgraded
below investment grade by Moody’s or S&P,

TECO Energy would be required to provide its counterparty
a letter of credit or cash deposit of $ 27

million USD.
Emera Inc. has issued a guarantee of up to $ 35

million USD
relating to outstanding notes of GBPC . The
guarantee for the notes will expire in May 2023 .
In 2021, NSPI issued guarantees in the amount of $ 15

million USD on behalf of its subsidiary,

NS Power
Energy Marketing Incorporate (“NSPEMI”), to secure

obligations under purchase agreements with third-
party suppliers and $ 85

million USD related to a
15 -year natural gas transportation commitment. NSPI
has $ 118

million USD (2020 - $
18

million USD) of guarantees outstanding with terms

of varying lengths
and will be renewed as required.
The Company has standby letters of credit and surety

bonds in the amount of $
148

million USD
(December 31, 2020 - $ 55

million USD) to third parties that have extended credit to Emera and its
subsidiaries. These letters of credit and surety bonds typically have a one-year term and are renewed
annually as required.
Emera Inc., on behalf of NSPI, has a standby letter of

credit to secure obligations under a supplementary
retirement plan. The expiry date of this letter of credit was extended to June 2022. The amount committed
as at December 31, 2021 was $ 64

million (December 31, 2020 - $
63

million).
Collaborative Arrangements
For the years ended December 31, 2021 and 2020, the

Company has identified the following material
collaborative arrangements:
Through NSPI, the Company is a participant in three

wind energy projects in Nova Scotia. The
percentage ownership of the wind project assets is based on

the relative value of each party’s project
assets by the total project assets. NSPI has power

purchase arrangements to purchase the entire net
output of the projects and, therefore, NSPI’s portion

of the revenues are recorded net within regulated fuel
for generation and purchased power.

NSPI’s portion of operating expenses is recorded

in OM&G
expenses. In 2021, NSPI recognized $ 18

million net expense (2020 - $
19

million) in “Regulated fuel for
generation and purchased power” and $ 3

million (2020 - $
3

million) in OM&G.